Taxation (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Overseas Entities
Taxation
Income / (loss) from continuing operation before income tax expenses	(66,339,474)	(2,145,798)	180,435,620
Components of income taxes, Overseas Entities
Current income tax expense	2,752,148	21,940,668	8,905,442
Deferred income tax credit	(441,662)	(4,623,738)	(12,408,199)
Foreign withholding tax expense	4,749,961	5,520,677	11,297,575
PRC withholding tax on undistributed earnings	26,540,876	19,645,562	76,380,924
Income tax expense from continuing operation	33,601,323	42,483,169	84,175,742
PRC Entities
Taxation
Income / (loss) from continuing operation before income tax expenses	558,299,323	695,723,664	983,674,404
Components of income taxes, PRC Entities
Current income tax expense	43,179,801	95,772,411	68,669,388
Deferred income tax credit	(10,281,072)	(26,504,171)	(164,833)
Foreign withholding tax expense	3,497,742	4,367,956	9,024,158
Income tax expense from continuing operation	36,396,471	73,636,196	77,528,713